Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000124329
Account Value [Line Items]
Line Graph and Table Measure Name	Anfield Universal Fixed Income Fund	Anfield Universal Fixed Income Fund
Account Value	$ 12,038	$ 10,000	$ 11,172	$ 10,479	$ 11,334	$ 10,951	$ 11,005	$ 11,176	$ 10,825	$ 10,452	$ 10,116
C000124331
Account Value [Line Items]
Line Graph and Table Measure Name		Anfield Universal Fixed Income Fund
Account Value	11,169	$ 10,000	10,450	9,882	10,759	10,475	10,606	10,860	10,586	10,298	10,045
C000124332
Account Value [Line Items]
Line Graph and Table Measure Name		Anfield Universal Fixed Income Fund
Account Value	12,329	$ 10,000	11,416	10,690	11,530	11,101	11,138	11,284	10,891	10,503	10,142
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 year Index (USD)
Account Value	11,652	$ 10,000	10,964	10,617	11,167	11,171	10,836	10,329	10,294	10,223	10,088
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 year Index (USD)
Account Value	11,652	$ 10,000	10,964	10,617	11,167	11,171	10,836	10,329	10,294	10,223	10,088
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 year Index (USD)
Account Value	11,652	$ 10,000	10,964	10,617	11,167	11,171	10,836	10,329	10,294	10,223	10,088
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,593	$ 10,000	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
ICE BofA SOFR Overnight Rate Index (LUS0)
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA SOFR Overnight Rate Index
Account Value	11,882	$ 10,000	11,262	10,732	10,626	10,621	10,554	10,315	10,141	10,049	10,013
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,593	$ 10,000	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
ICE BofA SOFR Overnight Rate Index (LUS0)
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA SOFR Overnight Rate Index
Account Value	11,882	$ 10,000	11,262	10,732	10,626	10,621	10,554	10,315	10,141	10,049	10,013
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,593	$ 10,000	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
ICE BofA SOFR Overnight Rate Index (LUS0)
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA SOFR Overnight Rate Index
Account Value	$ 11,882	$ 10,000	$ 11,262	$ 10,732	$ 10,626	$ 10,621	$ 10,554	$ 10,315	$ 10,141	$ 10,049	$ 10,013